Business Combination (FY) (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allocation of Purchase Consideration, Assets Acquired and Liabilities Assumed [Abstract]
Goodwill recognized		$ 812,970	$ 19,544	$ 19,544	$ 97
Conductor Technologies, Inc.
Business Combination, Description [Abstract]
Percentage of acquired equity					100.00%
Purchase consideration	$ 27,000
Cash consideration	17,000
Equity consideration	$ 10,000
Allocation of Purchase Consideration, Assets Acquired and Liabilities Assumed [Abstract]
Identifiable assets					$ 8,802
Total liabilities assumed					(1,023)
Net assets acquired					7,779
Goodwill recognized					19,447
Total purchase price					$ 27,226